Income Taxes and Duties - Summary of Income Tax Expense (Benefit) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of income taxes [line items]
Total duties, taxes and other	$ 14,321,932	$ 290,281,198	$ 219,999,281	$ 320,180,839
PEMEX
Disclosure of income taxes [line items]
Current income tax		1,944,247	5,134,840	5,939,990
Deferred income tax		160,837,942	788,517	(77,179,234)
Total duties, taxes and other		$ 162,782,189	$ 5,923,357	$ (71,239,244)